Share capital - Summary of common shares (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Feb. 08, 2018
NUMBER OF SHARES
Shares issued for the acquisition of MTS	$ 1,594,000,000
Shares issued under employee stock option plan (in shares)	2,555,863	2,236,891
Shares issued under employee stock option plan	$ 116,000,000	$ 98,000,000
Shares issued under dividend reinvestment plan		38,000,000
Shares issued under ESP	5,000,000	128,000,000
Common shares
NUMBER OF SHARES
Stated capital beginning of period	18,370,000,000
Stated capital end of period	$ 20,091,000,000	$ 18,370,000,000
SHARES ISSUED | Class B
NUMBER OF SHARES
Number of shares beginning of period (in shares)	0
Number of shares end of period (in shares)	0	0
SHARES ISSUED | Common shares
NUMBER OF SHARES
Number of shares beginning of period (in shares)	870,706,332	865,614,188
Stated capital beginning of period	$ 18,370,000,000	$ 18,100,000,000
Shares issued for the acquisition of MTS (in shares)	27,642,714	0
Shares issued for the acquisition of MTS	$ 1,594,000,000	$ 0
Shares issued under employee stock option plan (in shares)	2,555,863	2,236,891
Shares issued under employee stock option plan	$ 122,000,000	$ 104,000,000
Shares issued under dividend reinvestment plan (in shares)	0	688,839
Shares issued under dividend reinvestment plan	$ 0	$ 38,000,000
Shares issued under ESP (in shares)	91,731	2,166,414
Shares issued under ESP	$ 5,000,000	$ 128,000,000
Number of shares end of period (in shares)	900,996,640	870,706,332
Stated capital end of period	$ 20,091,000,000	$ 18,370,000,000
Major ordinary share transactions
NUMBER OF SHARES
Stock repurchase program, number of shares authorized to be repurchased			3,500,000.0
Stock repurchase program, authorized amount			$ 175,000,000